Stockholders’ Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized (in Shares)	50,000,000	50,000,000	50,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock outstanding (in Shares)	3,405,000	3,405,000	0
Common stock issued (in Shares)	3,405,000	3,405,000	0
Common stock subject to possible redemption (in Shares)	5,396,650	11,500,000
Expire term	5 years	5 years
Market price percentage	115.00%	115.00%
Redemption price per share	$ 16.5	$ 16.5
Market value percentage	165.00%	165.00%
Price per warrant	$ 0.01	$ 0.01
Common stock per share	16.5	$ 16.5
Total equity proceeds percentage		60.00%
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share	11.5	$ 11.5
Business Combination [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share	$ 9.5
Total equity proceeds percentage	60.00%
Market price per share	$ 9.5
Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share		11.5
Business Combination [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share		9.5
Market price per share		$ 9.5